Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash and cash equivalents	$ 471,632	$ 418,783
Short-term interest-bearing investments		100,433
Accounts receivable, net	987,858	971,502
Prepaid expenses and other current assets	216,084	229,999
Total current assets	1,675,574	1,720,717
Property and equipment, net	525,314	496,585
Goodwill	2,462,835	2,444,895
Intangible assets, net	205,162	265,249
Other noncurrent assets	423,941	420,369
Total assets	5,292,826	5,347,815
Current liabilities:
Accounts payable	176,508	194,738
Accrued expenses and other current liabilities	647,657	706,637
Accrued personnel costs	265,583	261,168
Deferred revenue	118,182	132,414
Total current liabilities	1,207,930	1,294,957
Deferred income taxes and taxes payable	207,508	224,572
Other noncurrent liabilities	334,922	336,244
Total liabilities	1,750,360	1,855,773
Amdocs Limited Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 277,148 and 275,896 issued and 134,773 and 140,177 outstanding, in 2019 and 2018, respectively	4,452	4,436
Additional paid-in capital	3,667,662	3,587,625
Treasury stock, at cost - 142,375 and 135,719 ordinary shares in 2019 and 2018, respectively	(5,182,409)	(4,784,352)
Accumulated other comprehensive (loss) income	(2,547)	(32,731)
Retained earnings	5,012,799	4,673,901
Total Amdocs Limited shareholders' equity	3,499,957	3,448,879
Noncontrolling interests	42,509	43,163
Total equity	3,542,466	3,492,042
Total liabilities and equity	$ 5,292,826	$ 5,347,815